CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income for the year	$ 75,457	470,106	386,508	234,661
Adjustments for:
Share-based compensation	8,112	50,538	37,974	23,962
Depreciation	4,413	27,496	26,389	27,326
Amortization of intangible assets	241	1,500	1,615	2,061
Allowance (Reversal of allowance) for doubtful accounts	1,229	7,654	801	(28)
Loss due to disposal of fixed assets	10	65	141	61
Loss from foreign currency translation	72	447	9,363	6,848
Loss from impairment of long-term investments			15,081
Gain from sale of long-term investments	(211)	(1,318)
Deferred tax expense (benefit)	401	2,498	(3,880)	(1,020)
Changes in operating assets and liabilities:
Increase in accounts receivable	(1,695)	(10,555)	(11,123)	(15,412)
Increase in prepayments and other current assets	(13,882)	(86,485)	(124,580)	(35,357)
Increase (Decrease) in accounts payable	(565)	(3,523)	5,357	5,657
Increase in salary and employee related accrual	668	4,163	4,744	11,448
Increase in taxes payable	1,137	7,082	24,131	13,946
Increase in advance from customers	7,684	47,870	104,269	67,914
Increase in other payables and accruals	9,104	56,720	21,624	354
Decrease (Increase) in other long-term assets	49	302	(1,459)	1,787
Net cash provided by operating activities	92,224	574,560	496,955	344,208
Cash flows from investing activities:
Proceeds from sale of long-term investments	211	1,318
Purchase of short-term investments	(22,231)	(138,502)	(863,400)	(149,633)
Purchase of property and equipment	(21,951)	(136,760)	(58,870)	(23,253)
Purchase of intangible assets	(181)	(1,129)	(1,100)	(1,564)
Net cash used in investing activities	(44,152)	(275,073)	(923,370)	(174,450)
Cash flows from financing activities:
Repurchase and retirement of common shares			(648)	(21,300)
Proceeds from the exercise of share options	6,391	39,818	26,560	93,148
Net cash provided by financing activities	6,391	39,818	25,912	71,848
Effect of foreign exchange rate changes on cash	(72)	(447)	(8,686)	(6,125)
Net increase (decrease) in cash	54,391	338,858	(409,189)	235,481
Cash, beginning of year	125,792	783,699	1,192,888	957,407
Cash, end of year	180,183	1,122,557	783,699	1,192,888
Cash paid during the years for:
Income taxes	15,474	96,407	71,435	49,519
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(120)	(750)	(407)	(989)
Supplemental disclosure of non-cash activities:
Restricted cash related to the exercise of share options, end of year	$ 2,322	14,468	4,263	44,888